Note Payable - Additional Information (Details) - USD ($)	Mar. 31, 2023	Jul. 01, 2022	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 487,500
Fixed interest rate		2.50%
Note payable	$ 146,250		$ 0